SEGMENT REPORTING - Summary (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
	Jun. 26, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting as per business segments
Net sales			R$ 67,026,656	R$ 68,916,447	R$ 82,412,210
Cost of sales			(57,823,416)	(57,583,992)	(63,661,156)
GROSS PROFIT			9,203,240	11,332,455	18,751,054
Selling, general and administrative expenses			(2,166,619)	(2,207,636)	(2,187,618)
Other operating income (expenses)			(692,576)	511,030	36,271
Eletrobras compulsory loan recovery	R$ 100,800		100,860
Results in operations with joint ventures			808,367
Reversal (Impairment) of financial assets			(30,910)	(10,728)	(81)
Impairment of assets		R$ (199,627)	(199,627)
Equity in earnings of unconsolidated companies			464,467	827,606	1,151,827
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES			7,487,202	10,452,727	17,751,453
Financial result, net			(2,023,487)	(1,106,122)	(1,892,426)
INCOME BEFORE TAXES			5,463,715	9,346,605	15,859,027
Income and social contribution taxes			(864,653)	(1,809,622)	(4,379,475)
NET INCOME			4,599,062	7,536,983	11,479,552
Supplemental information:
Net sales between segments			1,558,717	1,275,206	(2,463,972)
Depreciation/amortization			3,126,247	3,047,212	2,866,699
Investments in associates and joint ventures			4,222,317	3,858,449	3,896,518	R$ 3,340,775
Total assets			86,814,493	74,885,144	73,798,652
Total liabilities			28,640,707	25,646,281	27,500,459
Operating Segments | Brazil Operation
Segment reporting as per business segments
Net sales			25,962,228	26,830,683	32,971,136
Cost of sales			(23,221,951)	(24,172,216)	(27,083,063)
GROSS PROFIT			2,740,277	2,658,467	5,888,073
Selling, general and administrative expenses			(833,110)	(868,530)	(819,806)
Other operating income (expenses)			(171,910)	(50,664)	31,212
Reversal (Impairment) of financial assets			(26,757)	(10,044)	946
Impairment of assets			(199,627)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES			1,508,873	1,729,229	5,100,425
Financial result, net			(539,752)	(531,412)	(669,951)
INCOME BEFORE TAXES			969,121	1,197,817	4,430,474
Income and social contribution taxes			(232,572)	(293,344)	(1,105,203)
NET INCOME			736,549	904,473	3,325,271
Supplemental information:
Net sales between segments			308,609	59,300	(1,023,664)
Depreciation/amortization			1,534,383	1,695,487	1,459,472
Total assets			26,862,440	23,788,261	25,664,151
Total liabilities			7,540,923	8,849,071	8,801,615
Operating Segments | North America Operation
Segment reporting as per business segments
Net sales			25,874,798	26,857,690	31,098,937
Cost of sales			(21,827,054)	(21,062,243)	(22,694,132)
GROSS PROFIT			4,047,744	5,795,447	8,404,805
Selling, general and administrative expenses			(641,914)	(629,852)	(628,881)
Other operating income (expenses)			13,357	(12,863)	(14,902)
Reversal (Impairment) of financial assets			2,150	(641)	(3,219)
Equity in earnings of unconsolidated companies			332,262	591,354	884,437
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES			3,753,599	5,743,445	8,642,240
Financial result, net			(35,903)	173,862	72,145
INCOME BEFORE TAXES			3,717,696	5,917,307	8,714,385
Income and social contribution taxes			(803,814)	(1,243,406)	(1,848,548)
NET INCOME			2,913,882	4,673,901	6,865,837
Supplemental information:
Net sales between segments			113,877	152,186	(92,927)
Depreciation/amortization			753,866	620,934	612,784
Investments in associates and joint ventures			2,848,654	2,766,406	2,428,237
Total assets			30,494,627	22,589,796	21,767,488
Total liabilities			2,886,421	3,064,061	3,843,178
Operating Segments | South America Operation
Segment reporting as per business segments
Net sales			5,758,695	5,118,150	7,179,691
Cost of sales			(4,930,715)	(4,014,010)	(5,532,144)
GROSS PROFIT			827,980	1,104,140	1,647,547
Selling, general and administrative expenses			(177,189)	(137,203)	(154,782)
Other operating income (expenses)			12,453	34,604	8,291
Reversal (Impairment) of financial assets			449	(1,007)	(81)
Equity in earnings of unconsolidated companies				230,176	277,108
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES			663,693	1,230,710	1,778,083
Financial result, net			(893,215)	(722,790)	(819,625)
INCOME BEFORE TAXES			(229,522)	507,920	958,458
Income and social contribution taxes			91,339	(170,516)	(295,603)
NET INCOME			(138,183)	337,404	662,855
Supplemental information:
Net sales between segments			42,322	45	(8,797)
Depreciation/amortization			304,996	195,030	232,010
Investments in associates and joint ventures					1,060,770
Total assets			5,921,448	4,428,996	7,488,279
Total liabilities			1,361,551	1,373,802	2,668,313
Operating Segments | Special Steel Operation
Segment reporting as per business segments
Net sales			10,989,652	11,385,130	13,626,418
Cost of sales			(9,382,713)	(9,687,587)	(11,185,898)
GROSS PROFIT			1,606,939	1,697,543	2,440,520
Selling, general and administrative expenses			(273,109)	(281,302)	(266,148)
Other operating income (expenses)			49,348	(26,398)	12,854
Reversal (Impairment) of financial assets			(6,708)	(990)	2,953
Equity in earnings of unconsolidated companies			32,740	10,582	9,243
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES			1,409,210	1,399,435	2,199,422
Financial result, net			(300,785)	(294,454)	(270,552)
INCOME BEFORE TAXES			1,108,425	1,104,981	1,928,870
Income and social contribution taxes			(267,022)	(262,627)	(483,480)
NET INCOME			841,403	842,354	1,445,390
Supplemental information:
Net sales between segments			130,046	134,453	(136,719)
Depreciation/amortization			519,516	482,144	554,707
Investments in associates and joint ventures			277,522	268,522	256,813
Total assets			15,123,377	11,885,419	13,193,959
Total liabilities			3,081,543	2,881,499	2,601,359
Eliminations and Adjustments
Segment reporting as per business segments
Net sales			(1,558,717)	(1,275,206)	(2,463,972)
Cost of sales			1,539,017	1,352,064	2,834,081
GROSS PROFIT			(19,700)	76,858	370,109
Selling, general and administrative expenses			(241,297)	(290,749)	(318,001)
Other operating income (expenses)			(595,824)	566,351	(1,184)
Eletrobras compulsory loan recovery			100,860
Results in operations with joint ventures			808,367
Reversal (Impairment) of financial assets			(44)	1,954	(680)
Equity in earnings of unconsolidated companies			99,465	(4,506)	(18,961)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES			151,827	349,908	31,283
Financial result, net			(253,832)	268,672	(204,443)
INCOME BEFORE TAXES			(102,005)	618,580	(173,160)
Income and social contribution taxes			347,416	160,271	(646,641)
NET INCOME			245,411	778,851	(819,801)
Supplemental information:
Net sales between segments			963,863	929,222	(1,201,865)
Depreciation/amortization			13,486	53,617	7,726
Investments in associates and joint ventures			1,096,141	823,521	150,698
Total assets			8,412,601	12,192,672	5,684,775
Total liabilities			R$ 13,770,269	R$ 9,477,848	R$ 9,585,994